INTANGIBLE AND OTHER ASSETS (Schedule of Intangible Assets with Finite Economic Useful Lives) (Details) - ILS (₪) ₪ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Balance		₪ 538
Balance		521		₪ 538
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		3,173		3,069		₪ 3,050
Share in PHI's accounts included as of Jan 1, 2019				173
Additions		194		160		162
Disposals		137		61		143
Balance		3,230		3,173		3,069
Cost [Member] | Licenses [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		2,123		2,123		2,123
Additions		30
Balance		2,153		2,123		2,123
Cost [Member] | Costs of obtaining contracts with customers [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		270		175		86
Additions		115		95		91
Disposals						2
Balance		385		270		175
Cost [Member] | Customer relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		285		279		276
Additions				6		3
Balance		285		285		279
Cost [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	[1]	495		492		565
Share in PHI's accounts included as of Jan 1, 2019	[1]			5
Additions	[1]	49		59		68
Disposals	[1]	137		61		141
Balance	[1]	407		495		492
Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		2,635		2,452		2,353
Share in PHI's accounts included as of Jan 1, 2019				2
Amortization		211	[2]	241	[2]	241
Disposals		137		60		142
Balance		2,709		2,635		2,452
Accumulated amortization [Member] | Licenses [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		1,925		1,852		1,764
Amortization		27	[2]	73	[2]	88
Balance		1,952		1,925		1,852
Accumulated amortization [Member] | Costs of obtaining contracts with customers [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		141		62		15
Amortization		97	[2]	79	[2]	49
Disposals						2
Balance		238		141		62
Accumulated amortization [Member] | Customer relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		275		273		255
Amortization		3	[2]	2	[2]	18
Balance		278		275		273
Accumulated amortization [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	[1]	294		265		319
Share in PHI's accounts included as of Jan 1, 2019	[1]			2
Amortization	[1]	84	[2]	87	[2]	86
Disposals	[1]	137		60		140
Balance	[1]	241		294		265
Carrying amounts, net [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		538		617
Balance		521		538		617
Carrying amounts, net [Member] | Licenses [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		198		271
Balance		201		198		271
Carrying amounts, net [Member] | Costs of obtaining contracts with customers [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		129		113
Balance		147		129		113
Carrying amounts, net [Member] | Customer relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		10		6
Balance		7		10		6
Carrying amounts, net [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	[1]	201		227
Balance	[1]	₪ 166		₪ 201		₪ 227

[1]	Cost additions include capitalization of salary and employee related expenses
[2]	Change in accounting estimate: the useful life of the cellular license was extended to end by February 1, 2032, see notes 2(f)(1) and 4(1).